NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

Supplement Dated March 24, 2010
to the Statement of Additional Information Dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

1.
Changes to fundamental policies – At a meeting of the Master Funds’ shareholders on November 24, 2009, shareholders of record as of August 28, 2009 approved changes to the fundamental policies of the Master Funds listed on page 27 of the SAI under “Investment Restrictions – Master Funds Trust.”  The Master Funds plan to implement the new fundamental policies in 2010 or early 2011; however, the Master Funds reserve the right to delay such implementation.  The new policies are set forth in a proxy statement available on the SEC’s website at www.sec.gov.

2.	Joe E. Davis, Mary Myers Kauppila and Kirk P. Pendleton are no longer members of the Board of Trustees of the Master Trust.

3.
Effective January 1, 2010, James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham were elected to the Board of Trustees of the Master Trust as independent trustees.  The following information supplements the table that appears on page 42 of the SAI:

James G. Ellis, age 62, is Dean and Professor of Marketing, Marshall School of Business, University of Southern California. He also is a director of Quicksilver, Inc.

R. Clark Hooper, age 63, is a private investor; former President, Dumbarton Group LLC (securities industry consulting); and former Executive Vice President – Policy and Oversight, NASD.  She also is a director of the JPMorgan Value Opportunities Fund, Inc. and The Swiss Helvetia Fund, Inc.

Laurel B. Mitchell, Ph.D., age 54, is Director, Accounting Program, University of Redlands.

Frank M. Sanchez, age 66, is Principal, The Sanchez Family Corporation d/b/a McDonald’s Restaurants (McDonald’s licensee).

Margaret Spellings, age 52, is President and CEO, Margaret Spellings & Company; former United States Secretary of Education, United States Department of Education – Federal Government Agency; former Assistant to the President for Domestic Policy, The White House – Federal Government, Executive Branch – Domestic Policy.

Steadman Upham, Ph.D., age 60, is President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE